LOANS (excluding covered loans) - Nonaccrual, Restructured and Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest included in income
Loans and Leases Receivable-Nonaccrual, future commitment to lend	$ 3,489	$ 0	$ 77
Non Covered Loans
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	50,930	54,299	62,302
Restructured loans - accrual status	10,856	4,009	3,508
Restructured loans - nonaccrual status	14,111	18,071	14,105
Total restructured loans	24,967	22,080	17,613
Total impaired loans	75,897	76,379	79,915
Interest income effect
Gross amount of interest that would have been recorded under original terms	4,842	5,500	5,462
Interest included in income
Nonaccrual loans	508	468	1,772
Restructured loans	617	299	521
Total interest included in income	1,125	767	2,293
Net impact on interest income	3,717	4,733	3,169
Non Covered Loans | Commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	10,562	7,809	13,729
Total impaired loans	18,521	10,482	13,729
Non Covered Loans | Real estate-construction
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	950	10,005	12,921
Total impaired loans	2,102	17,387	19,332
Non Covered Loans | Real estate-commercial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	31,002	28,349	28,342
Total impaired loans	39,796	34,520	34,124
Non Covered Loans | Residential Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	5,045	5,692	4,607
Total impaired loans	11,178	11,331	10,027
Non Covered Loans | Installment
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	376	371	150
Total impaired loans	452	485	150
Non Covered Loans | Home equity
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	2,499	2,073	2,553
Total impaired loans	3,352	2,174	2,553
Non Covered Loans | Other Loans [Member]
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	496	0	0
Total impaired loans	$ 496